Stock Warrants (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability				$ 1,076,766
Fair value of converison of stock			175,355
Change in warrant Liability		$ 172,000	1,076,766	(124,118)
Change in warrant Liability		$ (172,000)	$ (1,076,766)	$ 124,118
Warrant expire date			Dec. 31, 2024
Remaining weighted average contractual life			1 year
Redeemable Convertible Preferred Stock Series A Five [Member]
Warrants granted			117,903	0